THE FORESTER FUNDS


SEMI-ANNUAL REPORT
September 30, 2000

This report is submitted for the general information of shareholders of The Forester Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully before you invest or send money.

FORESTER FUNDS

Letter to Shareholders


Dear Fellow Shareholder:

The past six months have witnessed more extreme volatility in the markets, while your funds grew steadily. The Small Cap Value Fund returned 2.8% for the six months trailing its benchmark, the Russell 2000 Value Index which returned 9.4%. The Value Fund beat both of its benchmarks for the six months, returning 2.82% versus 2.80% for the Russell 1000 Value and -4.14% for the S&P 500. Currently the markets remain at some of the highest valuations ever seen. While there has been a correction since the March highs in the broader markets, it appears that the economy is slowing and with it, earnings, as well. Given the high valuations and lowered prospects for earnings, we are waiting patiently for a better risk reward profile before getting fully invested.

Small cap value stocks in general have been beaten up over the last two to three years. It has been very tempting to buy these over the past six months. However, we believed that as the overall market pulled back, investors would sit on the sidelines in cash and all stocks would go down. This was not the case as investors stayed fully invested and merely shifted from expensive growth stocks to inexpensive value stocks.

Large cap value stocks have not been beaten down like their small cap brethren. Instead, they merely did not climb as high as large cap growth stocks. A slow down in earnings would not hurt the large value stocks as much as the large growth stocks, but should hurt them none the less. Therefore, we will continue to patiently wait before investing.

Sincerely,

/s/ Thomas H. Forester

Thomas H. Forester
President

FORESTER FUNDS



THE FORESTER SMALL CAP VALUE FUND RETURNS

                                                  SINCE
FUND/INDEX                         1-YEAR       INCEPTION
Forester Small Cap Value Fund       5.4%           5.2%
Russell 2000 Value Index           15.4           10.7



                   FORESTER                 RUSSELL
                   SMALL CAP               2000 VALUE
                   VALUE FUND                INDEX
                  ----------              ----------
9/10/99            $10,000                 $10,000
9/30/99             10,006                   9,652
12/31/99            10,121                   9,800
3/31/00             10,258                  10,175
6/30/00             10,406                  10,373
9/30/00             10,548                  11,135



The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).




THE FORESTER VALUE FUND RETURNS

                                                  SINCE
FUND/INDEX                         1-YEAR       INCEPTION
Forester Value Fund                 5.4%           5.2%
Russell 1000 Value Index            8.9            3.6
S&P 500 Stock Index                12.0            5.9


                                     RUSSELL            S&P 500
                   FORESTER         1000 VALUE           STOCK
                  VALUE FUND          INDEX              INDEX
                  ----------        ----------         	-------
9/10/99            $10,000           $10,000            $10,000
9/30/99             10,006             9,532              9,488
12/31/99            10,121            10,050             10,870
3/31/00             10,258            10,098             11,087
6/30/00             10,406             9,624             10,762
9/30/00             10,548            10,381             10,628


The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).



PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS. AN INVESTMENT IN A MUTUAL FUND THAT CONCENTRATES ITS PORTFOLIO IN THE STOCKS OF SMALLER COMPANIES MAY PRESENT ADDITIONAL RISKS INCLUDING A SHORTER HISTORY OF OPERATION, HIGHER VOLATILITY AND LESS LIQUIDITY, ALL OF WHICH ARE DISCUSSED IN THE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Investment return and principal value will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost. Returns shown include the reinvestment of all dividends.

The Russell 2000 Value Index is an unmanaged, market-weighted index of the lower price-to-book value stocks in the Russell 2000 Index of 2000 smaller companies. The Russell 1000 Value Index is an unmanaged, market-weighted index of the lower price-to-book value stocks in the Russell 1000 Index of 1000 larger companies. The S&P 500 Stock Index is an unmanaged, market-weighted index of large stocks which is a commonly used measure of common stock total return performance.

THE FORESTER SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS
September 30, 2000 (Unaudited)

                                               Percent of        Market
Par Value                                      Net Assets        Value

                Other Assets (Cash)             100.00%	         $52,738
                                                ------           -------
                Net Assets                      100.00%          $52,738
                                                ======           =======
		At September 30, 2000, unrealized appreciation of securities for federal income tax purposes is $0.

See accompanying notes to financial statements.


THE FORESTER VALUE FUND

PORTFOLIO OF INVESTMENTS
September 30, 2000 (Unaudited)

                                                Percent of        Market
Par Value                                       Net Assets        Value

                Other Assets (Cash)             100.00%	          $52,738
                                                ------            -------
                Net Assets                      100.00%           $52,738
                                                ======            =======
                At September 30, 2000, unrealized appreciation of securities for federal income tax purposes is $0.

See accompanying notes to financial statements.

THE FORESTER FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2000 (Unaudited)


                                              	The Forester
                                               	Small Cap        The Forester
                                               	Value Fund        Value Fund
ASSETS
Cash                                             $52,738           $52,738
                                                 -------           -------
Total assets                                      52,738            52,738
                                                 =======           =======

LIABILITIES                                            -                 -
                                                 -------           -------
NET ASSETS
1,000,000,000 shares of $.0001 par value
authorized; 5,058 and 5,058 shares issued
and outstanding, respectively)                   $52,738           $52,738
                                                 =======           =======
NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
($52,738  /  5,058 shares)
($52,738  /  5,058 shares)                        $10.43            $10.43
                                                  ======            ======
NET ASSETS
  At September 30, 2000, net assets consisted of:
      Paid-in capital                            $50,580           $50,580
      Undistributed net investment income          2,299             2,299
      Accumulated net realized loss
          on investments                            (141)             (141)
                                                 -------           -------
                                                 $52,738           $52,738
                                                 =======           =======



See accompanying notes to financial statements

THE FORESTER FUNDS, INC.

STATEMENT OF OPERATIONS
Six months ended September 30, 2000 (Unaudited)


                                      	       The Forester
                                       	       Small Cap         The Forester
                                               Value Fund         Value Fund
INVESTMENT INCOME
Interest income	                                 $1,387             $1,387
                                                 ------             ------
Total income                                      1,387              1,387
                                                 ------             ------
EXPENSES
Investment advisory fees (Note 2)                   260                260
                                                 ------             ------
  Total expenses                                    260	               260
  Less:  expenses waived by Advisor (Note 2)       (260)              (260)
                                                 ------             ------
Net expenses	          	                              -	                 -
                                                 ------             ------
         Net investment income	                   1,387	             1,387
                                                 ------             ------

UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Change in unrealized depreciation
     of investments                                 201                201
     Realized loss on sale of investments          (141)              (141)
                                                 ------             ------
     Net gain on investments                         60	                60
                                                 ------             ------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                               $ 1,447	           $ 1,447
                                                =======            =======



See accompanying notes to financial statements

THE FORESTER FUNDS, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                      The Forester Small           The Forester
                                        Cap Value Fund              Value Fund
                                    ------------------------  -----------------------
                                    Six Months     Period*    Six Months     Period*
                                      Ended        Ended        Ended        Ended
                                    Sep 30, 2000  March 31,   Sep 30, 2000  March 31,
                                    (Unaudited)     2000      (Unaudited)     2000
                                    ------------------------  -----------------------
INCREASE IN NET ASSETS FROM
Operations
  Net investment income	            $ 1,387       $1,492      $ 1,387       $1,492
  Change in unrealized
    depreciation of investments         201         (201)         201         (201)
  Net realized loss on investments     (141)           -         (141)           -
                                    -------       ------      -------       ------


  Net increase in net assets
    resulting from operations         1,447        1,291        1,447        1,291

  Distributions to shareholders
    Net investment income                 -         (580)           -         (580)

  Capital share transactions (a)
    Increase in net assets resulting
    from capital share transactions       -          580            -          580
                                     ------        -----       ------        -----
    Total increase in net assets      1,447        1,291        1,447        1,291

NET ASSETS
  Beginning of period                51,291       50,000       51,291       50,000
                                     ------       ------       ------       ------
End of period
(Including undistributed net
 investment income of $2,299, $912
 $2,299 and $912, respectively)     $52,738      $51,291      $52,738      $51,291
                                    =======      =======      =======      =======

(a) Summary of capital share activity follows:


Shares issued in reinvestment
  of distributions                        -           58            - 	        58
Value of shares issued in rein-
  Vestment of distributions         $     -      $   580      $     -      $   580

  Net increase in shares                  -           58            -           58
  Net increase in value of shares   $     -      $   580      $     -      $   580

* Commencement of operations was September 10, 1999.

See accompanying notes to financial statements

THE FORESTER FUNDS, INC.

FINANCIAL HIGHLIGHTS
                                      The Forester Small           The Forester
                                        Cap Value Fund              Value Fund
                                    ------------------------  -----------------------
                                    Six Months     Period*    Six Months     Period*
                                      Ended        Ended        Ended        Ended
(For a share outstanding            Sep 30, 2000  March 31,   Sep 30, 2000  March 31,
 throughout each period)            (Unaudited)     2000      (Unaudited)     2000
                                    ------------------------  -----------------------
NET ASSET VALUE
Beginning of period                   $10.14       $10.00       $10.14       $10.00
                                      ------       ------       ------       ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                    .27          .30          .27          .30
Net gains on securities
 (both realized and unrealized)          .01         (.04)         .01         (.04)
                                      ------       ------       ------       ------
  Total from investment operations       .28          .26          .28          .26
                                      ------       ------       ------       ------
LESS DISTRIBUTIONS
Dividends (from net investment income)     -         (.12)           -         (.12)
                                      ------       ------       ------       ------
     Total distributions                   -         (.12)           -         (.12)
                                      ------       ------       ------       ------
NET ASSET VALUE
End of period                         $10.43       $10.14       $10.43       $10.14
                                      ======       ======       ======       ======

TOTAL RETURN                            2.82%        2.58%        2.82%        2.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period            $52,738      $51,291      $52,738      $51,291

Ratio of expenses to average
 net assets
      After waiver                         0%           0%           0%           0%
      Before waiver                     1.00%        1.00%        1.00%        1.00%

Ratio of net investment income to
  average net assets                    5.33%        5.26%        5.33%        5.26%

Portfolio turnover rate	                   0%           0%           0%           0%


*Commencement of operations was September 10, 1999.

See accompanying notes to financial statements





THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
September 30, 2000 (Unaudited)


(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified
investment company currently offering two series of shares:   The
Forester Small Cap Value Fund and The Forester Value Fund (each a "Fund"). The Funds commenced operations on September 10, 1999.

The objective of the Funds is to seek long-term growth of capital.

SECURITY VALUATION
Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked
prices on such exchanges or such System.   Unlisted securities that
are not included in such System are valued at the mean of the quoted
bid and asked prices in the over-the-counter-market.   Securities and
other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and
responsibility of the Funds' Board of Directors.   Short-term
investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
SHAREHOLDERS
As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).
Interest income is recorded on the accrual basis.   Bond premiums and
discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

USE OF ESTIMATES IN FINANCIAL STATEMENTS
In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting
period.   Actual results could differ from those estimates.



THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)
September 30, 2000 (Unaudited)


(2)	TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENTS
For the six months ended September 30, 2000, Forester Capital Management, Ltd. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain
administrative services, and personnel needed by the Funds.   As
compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% per Fund based upon the
average daily net assets of the Funds.   For the six months ended
September 30, 2000, the Advisor voluntarily waived advisory fees in the amounts of $260 and $260 for The Forester Small Cap Value Fund and The Forester Value Fund. There were no other operating expenses of the Funds for the six months ended September 30, 2000.

DISTRIBUTION AGREEMENT AND PLAN
The Funds have adopted Distribution Plans pursuant to which the Funds reimburse the Advisor for marketing expenses incurred in distributing shares of the Funds, primarily the cost of printing
sales material.   This expense is limited to 1/4 of 1% of the
Funds' average net assets.   For the six months ended September 30,
2000, no such reimbursements were made.


(3)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $0 and $48,000, respectively, in each Fund.